Note 13 Financial assets at fair value through other comprehensive income debt securities by rating (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Avaiable for sale financial assets debt securities by rating [Line Items]
Fair value of debt securities by rating	€ 57,755	€ 59,074	€ 68,308
Percentage of debt securities by rating	100.00%	100.00%	100.00%
BBVA AAA Rating [Member]
Avaiable for sale financial assets debt securities by rating [Line Items]
Fair value of debt securities by rating	€ 3,339	€ 2,413	€ 4,345
Percentage of debt securities by rating	5.80%	4.10%	6.40%
BBVA AA Plus Rating [Member]
Avaiable for sale financial assets debt securities by rating [Line Items]
Fair value of debt securities by rating	€ 490	€ 586	€ 595
Percentage of debt securities by rating	0.80%	1.00%	0.90%
BBVA AA Rating [Member]
Avaiable for sale financial assets debt securities by rating [Line Items]
Fair value of debt securities by rating	€ 416	€ 646	€ 449
Percentage of debt securities by rating	0.70%	1.10%	0.70%
BBVA AA Minus Rating [Member]
Avaiable for sale financial assets debt securities by rating [Line Items]
Fair value of debt securities by rating	€ 472	€ 327	€ 406
Percentage of debt securities by rating	0.80%	0.60%	0.60%
BBVA A plus Rating [Member]
Avaiable for sale financial assets debt securities by rating [Line Items]
Fair value of debt securities by rating	€ 3,866	€ 6,179	€ 5,912
Percentage of debt securities by rating	6.70%	10.50%	8.70%
BBVA A Rating [Member]
Avaiable for sale financial assets debt securities by rating [Line Items]
Fair value of debt securities by rating	€ 1,663	€ 1,676	€ 2,112
Percentage of debt securities by rating	2.90%	2.80%	3.10%
BBVA A Minus Rating [Member]
Avaiable for sale financial assets debt securities by rating [Line Items]
Fair value of debt securities by rating	€ 20,350	€ 18,760	€ 31,614
Percentage of debt securities by rating	35.20%	31.80%	46.30%
BBVA BBB Plus Rating [Member]
Avaiable for sale financial assets debt securities by rating [Line Items]
Fair value of debt securities by rating	€ 11,423	€ 11,465	€ 8,629
Percentage of debt securities by rating	19.80%	19.40%	12.60%
BBVA BBB Rating [Member]
Avaiable for sale financial assets debt securities by rating [Line Items]
Fair value of debt securities by rating	€ 7,328	€ 10,961	€ 4,054
Percentage of debt securities by rating	12.70%	18.60%	5.90%
BBVA BBB minus Rating [Member]
Avaiable for sale financial assets debt securities by rating [Line Items]
Fair value of debt securities by rating	€ 964	€ 1,310	€ 5,116
Percentage of debt securities by rating	1.70%	2.20%	7.50%
BBVA BB Plus Rating [Member]
Avaiable for sale financial assets debt securities by rating [Line Items]
Fair value of debt securities by rating	€ 7,202	€ 4,379	€ 4,731
Percentage of debt securities by rating	12.50%	7.40%	6.90%
Unclassified [Member]
Avaiable for sale financial assets debt securities by rating [Line Items]
Fair value of debt securities by rating	€ 241	€ 372	€ 345
Percentage of debt securities by rating	0.40%	0.60%	0.50%